Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 6,713	$ 5,748
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000
Common stock, shares issued	36,944,935	16,019,256
Common stock, shares outstanding	36,944,935	16,019,256
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, par authorized	75,000,000	75,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0